Plant and equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9,290,308
Ending balance	10,898,009	$ 9,290,308
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,993,061	8,998,499
Additions	3,501,353	3,600,173
Disposals		(338,879)
Lease termination and derecognition		(425,932)
Foreign exchange translation difference	14,276	159,200
Ending balance	15,508,690	11,993,061
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,702,753)	(1,290,636)
Additions	1,900,524	1,634,675
Disposals		40,554
Lease termination and derecognition		(204,590)
Foreign exchange translation difference	7,404	22,586
Ending balance	(4,610,681)	(2,702,753)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	168,502
Ending balance	241,471	168,502
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	477,823	438,358
Additions	111,236	32,937
Foreign exchange translation difference	3,375	6,528
Ending balance	592,434	477,823
Furniture and equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(309,321)	(238,223)
Additions	38,107	67,030
Foreign exchange translation difference	3,535	4,068
Ending balance	(350,963)	(309,321)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	222,867
Ending balance	413,357	222,867
Computer hardware | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	421,198	209,170
Additions	292,745	208,294
Foreign exchange translation difference	144	3,734
Ending balance	714,087	421,198
Computer hardware | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(198,331)	(100,324)
Additions	102,263	96,191
Foreign exchange translation difference	136	1,816
Ending balance	(300,730)	(198,331)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,089,925
Ending balance	2,558,861	1,089,925
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,384,597	299,386
Additions	1,530,880	1,090,673
Disposals		(10,907)
Foreign exchange translation difference		5,445
Ending balance	2,915,477	1,384,597
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(294,672)	(256,588)
Additions	61,944	41,005
Disposals		7,588
Foreign exchange translation difference		4,667
Ending balance	(356,616)	(294,672)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161,620
Ending balance	111,143	161,620
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	435,376	396,303
Additions	7,879	64,495
Disposals		(28,366)
Foreign exchange translation difference	1,728	2,944
Ending balance	444,983	435,376
Leasehold improvements | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(273,756)	(182,599)
Additions	58,454	112,591
Disposals		23,119
Foreign exchange translation difference	1,630	1,685
Ending balance	(333,840)	(273,756)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	927,334
Ending balance	1,875,332	927,334
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,660,098	1,590,456
Additions	1,290,687	465,312
Lease termination and derecognition		(425,932)
Foreign exchange translation difference	9,029	30,262
Ending balance	2,959,814	1,660,098
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(732,764)	(512,902)
Additions	349,615	414,102
Lease termination and derecognition		(204,590)
Foreign exchange translation difference	2,103	10,350
Ending balance	(1,084,482)	(732,764)
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,720,060
Ending balance	5,697,845	6,720,060
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,613,969	6,064,826
Additions	267,926	1,738,462
Disposals		(299,606)
Foreign exchange translation difference		110,287
Ending balance	7,881,895	7,613,969
Production tooling and molds | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(893,909)
Additions	1,290,141	903,756
Disposals		9,847
Ending balance	$ (2,184,050)	$ (893,909)